SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Property, Plant, and Equipment [Abstract]
Office equipment	$ 170,756	$ 110,600
Less: accumulated depreciation	(109,570)	(80,522)
Total property and equipment, net	$ 61,186	$ 30,078